Mercedes-Benz Auto Receivables
T
rust 2023-2

Amounts in USD
Investor Report
Collection Period Ended
31-Oct-2023
Dates
31-Oct-2023
Actual/360 Days
21
30/360 Days
20
15-Nov-2023
15-Nov-2023
Collection Period No.
1
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
1-Sep-2023
13-Nov-2023
14-Nov-2023
15-Nov-2023
25-Oct-2023
25-Oct-2023
Summary
Beginning
Balance
292,010,000.00
467,620,000.00
467,620,000.00
83,110,000.00
Principal
Payment
84,539,412.13
0.00
0.00
0.00
Ending
Balance
207,470,587.87
467,620,000.00
467,620,000.00
83,110,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
289.508620
0.000000
0.000000
0.000000
Initial
Balance
292,010,000.00
467,620,000.00
467,620,000.00
83,110,000.00
Note
Factor
0.710491
1.000000
1.000000
1.000000
1,310,360,000.00
1,225,820,587.87
84,539,412.13
T
otal Note Balance
1,310,360,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
33,622,415.40
1,343,982,415.40
76,016,708.61
1,419,999,124.01
33,599,560.39
1,259,420,148.26
70,797,280.40
1,330,217,428.66
33,622,415.40
1,343,982,415.40
76,016,708.61
1,419,999,124.01
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
33,622,415.40
33,599,560.39
33,599,560.39
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.920000%
5.950000%
6.010000%
Interest Payment
0.00
1,537,950.22
1,545,743.89
277,495.06
Interest per
$1000 Fac
e
Amount
0.000000
3.288889
3.305556
3.338889
Interest & Principal
Payment
84,539,412.13
1,537,950.22
1,545,743.89
277,495.06
Interest & Principal Payment
per $1000 Fac
e
Amount
289.508620
3.288889
3.305556
3.338889
$87,900,601.30
T
otal
$3,361,189.17

Mercedes-Benz Auto Receivables
T
rust 2023-2

Amounts in USD
Investor Report
Collection Period Ended
31-Oct-2023
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
105,743,582.01
0.00
105,743,582.01
87,455,986.60
16,547,466.63
1,658,081.77
0.00
0.00
0.00
82,047.01
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
2,366,665.21
0.00
0.00
3,361,189.17
0.00
0.00
84,539,412.13
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
105,743,582.01
15,476,315.50
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
2,366,665.21
0.00
0.00
0.00
2,366,665.21
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
3,361,189.17
0.00
1,537,950.22
1,545,743.89
277,495.06
0.00
0.00
0.00
0.00
0.00
3,361,189.17
0.00
1,537,950.22
1,545,743.89
277,495.06
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
3,361,189.17
3,361,189.17
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
84,539,412.13
0.00
0.00
0.00
84,539,412.13
Aggregate Principal Distributabl
e
Amount
84,539,412.13
84,539,412.13
0.00

Mercedes-Benz Auto Receivables
T
rust 2023-2

Amounts in USD
Investor Report
Collection Period Ended
31-Oct-2023
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
3,359,956.04
0.00
3,359,956.04
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
2,690.74
79,356.27
82,047.01
3,359,956.04
0.00
2,690.74
2,690.74
0.00
Notice to Investors
The fair value of the Notes and the Certificates on the Closing Date is summarized as follows:
Clas
s
A-1 Notes $288M (20.3%), Clas
s
A-2 Notes $468M (32.9%), Clas
s
A-3 Notes $468M (32.9%), Clas
s
A-4 Notes $83M (5.8%), Certificates $114M (8.1%),
T
otal $1,421M (100.0%*).
The Depositor must retain a percentage interest in the Certificates with a fair value of at least 5% of the aggregate fair value of the Notes and Certificates, or $71,029,361, according to Regulation RR.
*Percentages don’t add up due to rounding
.

Mercedes-Benz Auto Receivables
T
rust 2023-2

Amounts in USD
Investor Report
Collection Period Ended
31-Oct-2023
Pool Statistics
Pool Data
7.09%
55.60
12.51
Cutoff Date Pool Balance
Amount
1,419,999,124.01
Pool Balance beginning of Collection Period
1,419,999,124.01
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
1,330,217,428.66
28,418
29,224
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
29,224
49,545,382.57
37,910,604.03
0.00
2,325,708.75
Pool Factor
93.68%
7.07%
58.10
10.12

Mercedes-Benz Auto Receivables
T
rust 2023-2

Amounts in USD
Investor Report
Collection Period Ended
31-Oct-2023
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
28,418
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
99.54%
0.39%
0.08%
-
%
100.00%
1,324,054,911.03
5,137,759.38
1,024,758.25
0.00
1,330,217,428.66
28,313
89
16
0
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.077%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
16,839.41
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
0.294%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
673,576.26
673,576.26
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
40
40
Losses
(1)
Amount
2,325,708.75
1,652,132.49
-
Number of Receivables
Number of Receivables
Amount
2,325,708.75
1,652,132.49
-
Current
Cumulative
0.047%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
0.294%
Prior Collection Period
NA Second Prior
Collection Period
NA Third Prior Collection Period
NA